CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 July 10, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII
                      (File Nos. 333-210186 and 811-23147)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Trust"), pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the prospectuses for the First Trust TCW Unconstrained Plus Bond ETF, First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Securitized Plus ETF, each a series of the Trust.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP



                                            By: /s/ Morrison C. Warren
                                                _____________________________
                                                    Morrison C. Warren




Enclosures